Stock option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Stock option summary
	Number	Weighted average exercise
	of options	price

Balance, March 31, 2014	70,000	$5.47
Expired	(40,000)	$6.20

Balance, March 31, 2015	30,000	$4,50
Expired	(30,000)	$4.50
Granted	850,000	$1.50

Balance, March 31, 2016	850,000	$1.50

Information regarding stock options
Weighted
	Number	average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2016	(years)	March 31, 2016

$1.50	850,000	6.5	850,000

Schedule of Fair value of Stock Options
For the Fiscal Year
Ended March 31, 2016

Risk-free interest rate (1)	1.63% to 2.36%
Expected life (years) (2)	4.71 to 9.71
Expected dividend yield (3)	0%
Volatility (4)	73.63%
Fair value of options at grant date per share	$0.81 to $1.08

Schedule of Share Based Compensation
	For the Fiscal Year Ended March 31,
	2014	2015	2016
	$ in thousands	$ in thousands	$ in thousands

Administration and general	-	-	801

Total	-	-	801